February 23, 2007

DELIVERY VIA EDGAR

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C.  20549-1004

Re:

American General Finance, Inc. (the “Company”)

Annual Report on Form 10-K (File No. 2-82985)

Ladies and Gentlemen:

On behalf of the Company, transmitted herewith for filing pursuant to the Securities Exchange Act of 1934, as amended, and the rules and regulations promulgated thereunder, is the Company’s Annual Report on Form 10-K for the year ended December 31, 2006.

Any questions or comments with respect to the foregoing matters may be directed to the undersigned at (812) 468-5613.

Sincerely,

/s/  George W. Schmidt

George W. Schmidt

Vice President, Controller, and Assistant Secretary